Note 20 - Convertible Redeemable Preference Shares	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of redeemable preferred stock [text block]

20  Convertible redeemable preference shares

As of  December 31, 2025 and 2024 the outstanding Convertible redeemable preference share liability totaled $0 and $47.9 million, respectively. As of December 31, 2025, no shares remained unredeemed.

Effective in August, as part of the IPO Reorganization, all 2,735,938 issued and outstanding Class B preference shares were mandatorily converted into an equal number of Ordinary shares. The accounting for this conversion involved derecognizing the $47.9 million financial liability and reclassifying the $18.4 million equity component. Both amounts were transferred to Share capital and Share premium.